Segment Information (Tables)	3 Months Ended	12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016
Segment Reporting [Abstract]
Schedule of Segment Information
Presented below is a reconciliation of operating segment Adjusted EBITDA to Income before income taxes:

	Three Months Ended
(in thousands)	December 30, 2016	December 25, 2015
Operating segment Adjusted EBITDA
Electrical Raceway	$40,318	$34,433
Mechanical Products & Solutions	17,577	19,377
Total	57,895	53,810
Unallocated expenses (a)	(8,004)	(5,757)
Interest expense, net	(9,830)	(9,881)
Depreciation and amortization	(13,628)	(13,493)
Loss on extinguishment of debt	(9,805)	—
Restructuring & impairments	(389)	(1,294)
Net periodic pension benefit cost	—	(110)
Stock-based compensation	(2,720)	(2,045)
ABF product liability impact	—	(212)
Consulting fee	—	(875)
Transaction costs	(1,560)	(655)
Other	10,930	(5,507)
Impact of Fence and Sprinkler exit	—	(811)
Income before income taxes	$22,889	$13,170

(a) Represents unallocated selling, general and administrative activities and associated expenses including, in part, executive, legal, finance, human resources, information technology, business development and communications, as well as certain costs and earnings of employee-related benefits plans, such as stock-based compensation and a portion of self-insured medical costs.

Recorded amounts represent a proportional amount of the quantity of product produced for each segment.

	Three months ended
	December 30, 2016			December 25, 2015
(in thousands)	External Net Sales	Intersegment Sales	Adjusted EBITDA	External Net Sales	Intersegment Sales	Adjusted EBITDA
Electrical Raceway	$222,442	$521	$40,318	$223,304	$301	$34,433
Mechanical Products & Solutions	115,149	29	$17,577	135,071	31	$19,377
Eliminations	—	(550)		—	(332)
Consolidated operations	$337,591	$—		$358,375	$—

Presented below is a reconciliation of operating segment Adjusted EBITDA to Income (loss) before income taxes:

	Fiscal Year Ended
(in thousands)	September 30, 2016	September 25, 2015	September 26, 2014
Operating segment Adjusted EBITDA
Electrical Raceway	$174,588	$106,717	$86,273
Mechanical Products & Solutions	88,551	79,553	59,941
Total	$263,139	$186,270	$146,214
Unallocated expenses (a)	(28,137)	(22,320)	(19,617)
Depreciation and amortization	(55,017)	(59,465)	(58,695)
Interest expense, net	(41,798)	(44,809)	(44,266)
Gain (loss) on extinguishment of debt	1,661	—	(43,667)
Restructuring & impairments	(4,096)	(32,703)	(46,687)
Net periodic pension benefit cost	(441)	(578)	(1,368)
Stock-based compensation	(21,127)	(13,523)	(8,398)
ABF product liability impact	(850)	216	(2,841)
Legal settlements	(1,382)	—	—
Consulting fees	(15,425)	(3,500)	(4,854)
Transaction costs	(7,832)	(6,039)	(5,049)
Other	(1,103)	(14,305)	(12,656)
Impact of Fence and Sprinkler exit	(811)	2,885	(5,003)
Income (loss) before income taxes	$86,781	$(7,871)	$(106,887)

(a) Represents unallocated selling, general and administrative activities and associated expenses including, in part, executive, legal, finance, human resources, information technology, business development and communications, as well as certain costs and earnings of employee-related benefits plans, such as stock-based compensation and a portion of self-insured medical costs.

Recorded amounts represent a proportional amount of the quantity of product produced for each segment.

	Fiscal year ended
	September 30, 2016			September 25, 2015			September 26, 2014
(in thousands)	External Net Sales	Inter- segment Sales	Adjusted EBITDA	External Net Sales	Inter- segment Sales	Adjusted EBITDA	External Net Sales	Inter- segment Sales	Adjusted EBITDA
Electrical Raceway	$986,407	$1,718	$174,588	$1,004,683	$896	$106,717	$967,105	$661	$86,273
Mechanical Products & Solutions	536,977	155	$88,551	724,485	277	$79,553	735,733	317	$59,941
Eliminations	—	(1,873)		—	(1,173)		—	(978)
Consolidated operations	$1,523,384	$—		$1,729,168	$—		$1,702,838	$—

	Capital Expenditures			Total Assets
(in thousands)	September 30, 2016	September 25, 2015	September 26, 2014	September 30, 2016	September 25, 2015	September 26, 2014
Electrical Raceway	$8,298	$12,210	$10,873	$533,732	$590,999	$591,098
Mechanical Products & Solutions	6,993	10,918	9,474	375,510	439,037	507,967
Unallocated	1,539	3,721	4,015	255,326	83,763	86,354
Consolidated operations	$16,830	$26,849	$24,362	$1,164,568	$1,113,799	$1,185,419

Schedule of Long-Lived Assets and Net Sales by Geography
The Company's long-lived assets and net sales by geography were as follows:

	Long-lived assets			Net sales
(in thousands)	September 30, 2016	September 25, 2015	September 26, 2014	September 30, 2016	September 25, 2015	September 26, 2014
United States	$204,640	$232,566	$263,750	$1,395,750	$1,604,788	$1,570,788
Other Americas	175	132	194	40,573	42,136	43,323
Europe	1,295	1,036	1,417	40,246	38,621	38,422
Asia-Pacific	3,826	4,482	5,269	46,815	43,623	50,305
Total	$209,936	$238,216	$270,630	$1,523,384	$1,729,168	$1,702,838

Schedule of Net Sales From External Customers by Product Category
The table below shows the amount of net sales from external customers for each of our product categories which accounted for 10 percent or more of our consolidated net sales in any of the last three fiscal years:

	Fiscal Year Ended
(in thousands)	September 30, 2016	September 25, 2015	September 26, 2014
Metal Electrical Conduit and Fittings	$331,187	$320,367	$300,594
Armored Cable and Fittings	318,279	332,153	341,912
PVC Electrical Conduit & Fittings	258,954	269,808	238,042
Mechanical Pipe	249,811	286,799	282,789
Metal Framing & Fittings	181,954	174,976	176,047
Other	175,383	166,472	170,766
Impact of Fence and Sprinkler	7,816	178,593	192,688
Net sales	$1,523,384	$1,729,168	$1,702,838